John Hancock Variable Insurance Trust
Supplement dated July 1, 2015
to the Prospectus dated April 27, 2015

Alpha Opportunities Trust (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03[2]	0.03[3]	0.03[2]
Total annual fund operating expenses	1.03	1.23	0.98

1 "Management fee" has been restated to reflect the contractual management fee schedule effective

July 1, 2015.

2 “Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

3 “Other expenses” have been estimated for the first year of operations of the fund’s Series II shares.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	105	125	100
3 years	328	390	312
5 years	569	676	542
10 years	1,259	1,489	1,201

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

0.975% on the first $1 billion of Aggregate Net Assets

0.950% on the next $1 billion of Aggregate Net Assets

0.900% on the excess over $2 billion of Aggregate Net Assets

Aggregate Net Assets include the net assets of the fund and Alpha Opportunities Fund (a series of John Hancock Funds II).

Financial Industries Trust (the “fund”)

Ryan P. Lentell has been added as a portfolio manager to the fund. Susan A. Curry and Lisa A. Welch will also continue to manage the fund.

Accordingly, the following replaces the portfolio manager information under the heading “Portfolio management”:

Susan A. Curry Portfolio Manager Managed fund since 2014	Ryan P. Lentell, CFA Portfolio Manager Managed fund since 2015	Lisa A. Welch Senior Portfolio Manager Managed fund since 2014

The following information relating to Ryan P. Lentell is added to the portfolio manager information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”).” Ryan P. Lentell is now listed as a Portfolio Manager of the fund.

Financial Industries Trust	Susan A. Curry Ryan P. Lentell, CFA Lisa A. Welch

•	Susan A. Curry. Portfolio Manager; managed fund since 2014; Research Officer (2004–2006); Assistant Vice President and Portfolio Manager, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2006); began business career in 1993.

•	Ryan P. Lentell, CFA. Managing director and Portfolio Manager; managed fund since 2015; joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2008; began business career in 1999.

•	Lisa A. Welch. Senior Portfolio Manager; managed fund since 2014; Vice President and Portfolio Manager, John Hancock Advisers, LLC (2003–2005); Vice President, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2005–2007); began business career in 1986.

International Core Trust (the “fund”)

The table under the heading “Fees and expenses” for the fund has been amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.87	0.87	0.87
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses[2]	0.08	0.08	0.08
Total annual fund operating expenses	1.00	1.20	0.95

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

The table under “Expense example” for the fund has been amended and restated as follows:

Expenses ($)	Series I	Series II	Series NAV
1 year	102	122	97
3 years	318	381	303
5 years	552	660	525
10 years	1,225	1,455	1,166

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

0.920% on the first $100 million of Aggregate Net Assets

0.890% on the next $900 million of Aggregate Net Assets

0.860% on the next $1 billion of Aggregate Net Assets

0.830% on the next $1 billion of Aggregate Net Assets

0.800% on the next $1 billion of Aggregate Net Assets

0.780% on the excess over $4 billion of Aggregate Net Assets

Aggregate Net Assets include the net assets of the fund, International Core Fund (a series of John Hancock Funds III), and Global Equity (Ex-U.S.) Fund (a sub-fund of John Hancock Worldwide Investors, PLC).

Mid Value Trust (the “fund”)

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

1.050% on the first $20 million of Aggregate Net Assets

1.000% on the next $30 million of Aggregate Net Assets

0.950% on the excess over $50 million of Aggregate Net Assets*

* When Aggregate Net Assets exceed $50 million, the advisory fee is 0.950% on all assets of the fund.

Aggregate Net Assets include the net assets of the fund and Mid Value Fund (a series of John Hancock Funds II).

Strategic Income Opportunities Trust (the “fund”)

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

0.700% on the first $500 million of Aggregate Net Assets

0.650% on the next $3 billion of Aggregate Net Assets

0.600% on the excess over $3.5 billion of Aggregate Net Assets

Aggregate Net Assets include the net assets of the fund, Strategic Income Opportunities Fund (a sub-fund of John Hancock Worldwide Investors, PLC), Strategic Income Opportunities Fund (a series of John Hancock Funds II), and Income Allocation Fund (a series of John Hancock Funds II, but only with respect to the assets of Income Allocation Fund managed according to that fund’s subadvisor's strategic income opportunities strategy).

U.S. Equity Trust (the “fund”)

Effective July 1, 2015, the advisory fee schedule for the fund is amended and restated as follows:

0.780% on the first $500 million of Aggregate Net Assets

0.760% on the next $500 million of Aggregate Net Assets

0.740% on the next $1 billion of Aggregate Net Assets

0.720% on the excess over $2 billion of Aggregate Net Assets

Aggregate Net Assets include the net assets of the fund and U.S. Equity Fund (a series of John Hancock Funds II).

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.